Note 2 - Acquisitions of Businesses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Purchase Price Allocation (in thousands):	Original	Revised	Revision
Preliminary value assigned:
Accounts receivable	$147,400	$147,400	$-
Inventories	115,300	115,300	-
Other current assets	26,200	26,200	-
Property, plant and equipment	142,800	140,900	(1,900)
Customer relationships	458,400	494,000	35,600
Developed technology	155,000	164,200	9,200
Tradenames	73,400	70,800	(2,600)
Goodwill	993,800	990,000	(3,800)
Other assets	30,800	28,300	(2,500)
Accounts payable	(55,900)	(55,900)	-
Other current liabilities	(62,100)	(62,000)	100
Long-term debt	(754,200)	(754,200)	-
Non-current deferred tax liability	(140,700)	(171,200)	(30,500)
Contingent consideration	(35,500)	(35,500)	-
Redeemable 401(k) plan interest	(21,000)	(21,000)	-
Other liabilities	(66,500)	(66,500)	-
Total purchase price	$1,007,200	$1,010,800	$3,600

Preliminary Purchase Price Allocation (in thousands):
Preliminary value assigned:
Accounts receivable	$147,400
Inventories	115,300
Other current assets	26,200
Property, plant and equipment	140,900
Customer relationships	494,000
Developed technology	164,200
Tradenames	70,800
Goodwill	990,000
Other assets	28,300
Accounts payable	(55,900)
Other current liabilities	(62,000)
Long-term debt	(754,200)
Non-current deferred tax liability	(171,200)
Contingent consideration	(35,500)
Redeemable 401(k) plan interest	(21,000)
Other liabilities	(66,500)
Total purchase price	$1,010,800